Leases (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1,707
Discount rate	6.44%	5.22%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 136
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	200
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	148
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	130
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1,093
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 890
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	4.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	19 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 33
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	66
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	43
Ports [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	694
Vessels [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 435
Vessels [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Vessels [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	9 years
Discount rate	4.00%
Vessels [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 30
Vessels [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	59
Vessels [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	54
Vessels [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	53
Vessels [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	239
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 209
Pellets Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	9 years
Discount rate	6.00%
Pellets Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 50
Pellets Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	44
Pellets Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Pellets Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Pellets Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	85
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 96
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	10 years
Discount rate	7.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 15
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	17
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	15
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	13
Properties [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	36
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 63
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	2 years
Discount rate	5.00%
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	6 years
Discount rate	6.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 4
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	9
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	39
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 14
Mining Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Mining Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	4 years
Discount rate	6.00%
Mining Equipment [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 4
Mining Equipment [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Mining Equipment [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	4
Mining Equipment [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1
Mining Equipment [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments